AST INTERNATIONAL VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
	Shares	Value
Long-Term Investments — 98.1%
Common Stocks — 97.0%
Australia — 3.7%
AGL Energy Ltd.	266,900	$2,609,438
Beach Energy Ltd.	2,168,800	2,072,328
BHP Group Ltd.	166,300	4,250,533
BHP Group PLC	419,733	8,943,414
Fortescue Metals Group Ltd.	751,600	8,822,368
Harvey Norman Holdings Ltd.	1,222,969	3,987,714
Inghams Group Ltd.	832,600	1,783,233
Link Administration Holdings Ltd.	949,100	2,552,934
Metcash Ltd.	1,048,400	2,076,965
Mirvac Group, REIT	1,537,100	2,409,194
Myer Holdings Ltd.*(a)	2,108,600	319,599
Perenti Global Ltd.	1,790,400	1,475,993
Qantas Airways Ltd.*	1,139,900	3,354,929
Rio Tinto Ltd.	84,300	5,716,818
St. Barbara Ltd.	1,386,200	2,971,374
Stockland, REIT	1,210,000	3,296,297
Super Retail Group Ltd.	409,600	3,106,916
		59,750,047
Austria — 0.6%
BAWAG Group AG, 144A*	112,300	4,057,372
OMV AG*	99,000	2,714,410
Wienerberger AG*	135,700	3,582,773
		10,354,555
Belgium — 0.5%
Bekaert SA	126,200	2,623,240
Telenet Group Holding NV	80,300	3,119,066
UCB SA	24,700	2,804,033
		8,546,339
Canada — 1.5%
Canadian National Railway Co.	89,453	9,526,740
Suncor Energy, Inc.	537,516	6,563,787
TMX Group Ltd.	80,862	8,316,054
		24,406,581
China — 2.6%
Autohome, Inc., ADR(a)	81,438	7,818,048
China Resources Cement Holdings Ltd.	2,324,000	3,203,250
ENN Energy Holdings Ltd.	495,600	5,449,212
ESR Cayman Ltd., 144A*	2,403,600	7,474,856
Kingboard Holdings Ltd.	841,000	2,783,368
Lee & Man Paper Manufacturing Ltd.	2,779,000	2,022,430
Ping An Insurance Group Co. of China Ltd. (Class H Stock)	1,024,000	10,607,720
Shenzhen International Holdings Ltd.	1,220,500	1,943,568
		41,302,452
Denmark — 2.0%
Carlsberg A/S (Class B Stock)	77,211	10,403,681
Danske Bank A/S*	211,700	2,869,767
Dfds A/S*	53,800	1,801,290
Pandora A/S	74,900	5,361,731
	Shares	Value
Common Stocks (continued)
Denmark (cont’d.)
Vestas Wind Systems A/S	75,072	$12,130,036
		32,566,505
Finland — 1.5%
Nordea Bank Abp*	1,445,032	11,019,362
Sampo OYJ (Class A Stock)	218,778	8,651,502
Valmet OYJ	156,600	3,866,297
		23,537,161
France — 12.3%
Air Liquide SA	89,354	14,167,368
Alstom SA*	193,400	9,634,870
Arkema SA	52,200	5,528,822
Atos SE*	42,000	3,382,589
AXA SA	268,200	4,945,452
BNP Paribas SA*	204,241	7,403,572
Bouygues SA	118,900	4,125,972
Capgemini SE	48,400	6,206,594
Carrefour SA	340,700	5,457,392
Cie de Saint-Gobain*	117,200	4,928,492
Cie Generale des Etablissements Michelin SCA	30,500	3,251,551
CNP Assurances*	224,900	2,810,885
Credit Agricole SA*	349,200	3,055,596
Engie SA*	1,674,697	22,391,034
Imerys SA	65,000	2,417,650
Natixis SA*	818,900	1,838,650
Orange SA	637,600	6,635,195
Peugeot SA*	164,100	2,975,118
Rubis SCA	68,000	2,729,571
Safran SA*	116,077	11,441,212
Sanofi	362,419	36,234,369
Societe BIC SA	55,500	2,911,984
Societe Generale SA*	110,300	1,457,671
Sopra Steria Group*	16,500	2,625,610
TOTAL SE	71,900	2,453,118
Vinci SA	79,132	6,624,221
Vivendi SA	720,131	20,026,145
		197,660,703
Germany — 9.3%
Allianz SE	39,500	7,576,593
Aurubis AG	46,100	3,132,100
Bayer AG	109,400	6,737,003
Bayerische Motoren Werke AG	57,500	4,163,802
Continental AG	64,657	6,986,263
Daimler AG	74,100	3,983,374
Deutsche Lufthansa AG*(a)	180,400	1,553,197
Deutsche Post AG	227,200	10,331,563
Deutsche Telekom AG	270,100	4,514,205
Duerr AG	50,765	1,559,982
Fresenius Medical Care AG & Co. KGaA	100,144	8,452,605
Fresenius SE & Co. KGaA	103,400	4,700,947
HeidelbergCement AG	44,900	2,747,559
HOCHTIEF AG	40,100	3,116,025
Infineon Technologies AG	250,921	7,056,897
A1

AST INTERNATIONAL VALUE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Germany (cont’d.)
Merck KGaA	66,313	$9,656,953
METRO AG	192,900	1,925,082
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	15,800	3,999,177
ProSiebenSat.1 Media SE*	297,789	3,891,098
Rheinmetall AG	48,200	4,333,776
SAP SE	180,157	27,997,769
Siltronic AG	29,500	2,649,554
United Internet AG	133,500	5,105,572
Volkswagen AG*(a)	28,900	5,046,466
Vonovia SE	130,439	8,940,955
		150,158,517
Hong Kong — 1.3%
CK Asset Holdings Ltd.	344,000	1,688,118
Dah Sing Financial Holdings Ltd.	484,312	1,171,645
Tongda Group Holdings Ltd.	25,930,000	1,404,105
WH Group Ltd., 144A	9,393,500	7,687,483
Xinyi Glass Holdings Ltd.	2,690,000	5,437,249
Yue Yuen Industrial Holdings Ltd.	1,711,000	2,780,504
		20,169,104
Ireland — 0.7%
C&C Group PLC	539,600	1,366,698
Ryanair Holdings PLC, ADR*	78,004	6,377,607
Smurfit Kappa Group PLC	74,600	2,924,303
		10,668,608
Israel — 0.8%
Bank Leumi Le-Israel BM	1,404,912	6,204,395
Check Point Software Technologies Ltd.*	41,400	4,982,076
Isracard Ltd.	12,844	31,856
Teva Pharmaceutical Industries Ltd.*	249,600	2,257,495
		13,475,822
Italy — 2.5%
A2A SpA	2,380,000	3,461,889
Enel SpA	2,699,759	23,429,446
Leonardo SpA	500,100	2,926,083
Mediobanca Banca di Credito Finanziario SpA	387,800	3,038,880
Pirelli & C SpA, 144A*	328,100	1,407,097
Unipol Gruppo SpA*	649,500	2,838,008
UnipolSai Assicurazioni SpA	1,147,600	2,994,475
		40,095,878
Japan — 20.9%
AEON REIT Investment Corp., REIT	2,200	2,539,326
AGC, Inc.	111,800	3,275,675
Aozora Bank Ltd.	151,900	2,519,977
Astellas Pharma, Inc.	440,900	6,569,398
Brother Industries Ltd.	152,600	2,422,304
Credit Saison Co. Ltd.	196,600	2,082,629
Dai-ichi Life Holdings, Inc.	329,500	4,631,398
Daito Trust Construction Co. Ltd.	28,000	2,480,969
	Shares	Value
Common Stocks (continued)
Japan (cont’d.)
Daiwa House Industry Co. Ltd.	537,395	$13,787,091
Daiwabo Holdings Co. Ltd.	40,100	2,582,663
DTS Corp.	102,900	2,189,001
EDION Corp.	255,000	2,668,029
Fuyo General Lease Co. Ltd.	52,700	3,262,420
Haseko Corp.	261,600	3,433,458
Hazama Ando Corp.	303,400	2,097,860
Heiwado Co. Ltd.	47,600	1,026,558
Hitachi Ltd.	470,100	15,916,762
Honda Motor Co. Ltd.	249,000	5,870,371
Isuzu Motors Ltd.	392,900	3,436,258
ITOCHU Corp.	197,900	5,060,148
Japan Airlines Co. Ltd.*	99,800	1,869,616
Japan Aviation Electronics Industry Ltd.	192,000	2,645,518
Kandenko Co. Ltd.	259,800	2,123,926
Kaneka Corp.	80,100	2,245,458
Kao Corp.	121,090	9,066,983
KDDI Corp.	367,500	9,265,909
Keiyo Bank Ltd. (The)	398,600	1,845,906
Lintec Corp.	78,800	1,834,012
Makita Corp.	247,400	11,822,656
Marubeni Corp.	676,100	3,832,807
Matsumotokiyoshi Holdings Co. Ltd.	80,600	2,941,729
Medipal Holdings Corp.	158,200	3,168,654
Mitsubishi Chemical Holdings Corp.	310,900	1,790,468
Mitsubishi Gas Chemical Co., Inc.	224,200	4,164,732
Mitsubishi UFJ Financial Group, Inc.	804,500	3,181,843
Mitsubishi UFJ Lease & Finance Co. Ltd.	685,800	3,166,261
Mitsui & Co. Ltd.	188,800	3,240,624
Mitsui Chemicals, Inc.	133,800	3,208,623
Mizuho Financial Group, Inc.	248,490	3,102,957
Nexon Co. Ltd.	689,000	17,174,033
Nikon Corp.	203,100	1,365,777
Nintendo Co. Ltd.	34,500	19,589,073
Nippon Telegraph & Telephone Corp.	526,700	10,735,831
Nippon Television Holdings, Inc.	218,000	2,340,832
Nishi-Nippon Financial Holdings, Inc.	334,900	2,336,526
Nomura Holdings, Inc.	1,115,200	5,063,445
Nomura Real Estate Holdings, Inc.	173,500	3,289,988
NS Solutions Corp.	94,100	2,904,584
NTT DOCOMO, Inc.	97,500	3,595,219
Obayashi Corp.	361,500	3,282,037
ORIX Corp.	361,300	4,486,262
Rengo Co. Ltd.	328,200	2,477,484
Resona Holdings, Inc.	766,500	2,605,604
Sankyu, Inc.	77,000	3,028,723
Sawai Pharmaceutical Co. Ltd.	54,600	2,753,018
Seino Holdings Co. Ltd.	207,500	3,004,327
Shionogi & Co. Ltd.	93,500	5,003,198
Shizuoka Gas Co. Ltd.	320,500	2,848,533
SKY Perfect JSAT Holdings, Inc.	544,400	2,379,862
Sojitz Corp.(a)	1,318,700	2,990,899
Sompo Holdings, Inc.	97,700	3,366,415
Sumitomo Corp.	162,000	1,942,050
Sumitomo Forestry Co. Ltd.	128,300	2,041,139
Sumitomo Heavy Industries Ltd.	117,000	2,711,653
Sumitomo Mitsui Financial Group, Inc.	496,100	13,779,517

A2

AST INTERNATIONAL VALUE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Japan (cont’d.)
Suzuki Motor Corp.	157,800	$6,744,226
Teijin Ltd.	169,600	2,628,664
Toho Holdings Co. Ltd.	66,400	1,432,698
Tokai Rika Co. Ltd.	15,800	235,662
Tokuyama Corp.	115,200	2,775,565
Tokyo Seimitsu Co. Ltd.	79,700	2,533,467
Towa Pharmaceutical Co. Ltd.	88,700	1,778,839
Toyota Motor Corp.	46,900	3,092,922
Tsubakimoto Chain Co.	96,900	2,283,546
Ube Industries Ltd.	170,800	2,880,146
Ulvac, Inc.	93,500	3,393,248
Valor Holdings Co. Ltd.	49,400	1,366,207
Yamaha Corp.	139,100	6,657,271
Yokohama Rubber Co. Ltd. (The)	184,800	2,626,561
Z Holdings Corp.	933,595	6,220,125
		336,116,153
Luxembourg — 0.3%
ArcelorMittal SA*	415,574	5,556,087
Mexico — 0.3%
Arca Continental SAB de CV	921,000	3,969,903
Netherlands — 4.2%
ABN AMRO Bank NV, 144A, CVA*	262,900	2,208,280
Aegon NV	740,800	1,928,086
ASR Nederland NV	81,200	2,738,995
ING Groep NV*	361,900	2,570,823
JDE Peet’s BV*	135,326	5,526,099
Koninklijke Ahold Delhaize NV	395,600	11,718,327
Koninklijke DSM NV	95,651	15,766,471
NN Group NV	130,800	4,909,686
Pharming Group NV*(a)	1,782,300	1,980,040
Royal Dutch Shell PLC (Class B Stock)	214,200	2,596,622
Signify NV, 144A*	177,200	6,571,733
Wolters Kluwer NV	113,080	9,648,262
		68,163,424
New Zealand — 0.2%
Air New Zealand Ltd.*	2,577,100	2,352,455
Norway — 1.8%
DNB ASA*	289,200	3,989,889
Equinor ASA	488,006	6,934,431
Leroy Seafood Group ASA	541,300	3,115,186
Telenor ASA	614,393	10,296,581
Yara International ASA	106,000	4,079,406
		28,415,493
Portugal — 0.6%
EDP - Energias de Portugal SA	1,562,906	7,681,662
Galp Energia SGPS SA	229,383	2,123,710
		9,805,372
Singapore — 1.0%
DBS Group Holdings Ltd.	761,040	11,176,790
Hong Leong Asia Ltd.	957,700	320,546
Venture Corp. Ltd.	298,000	4,213,680
		15,711,016
	Shares	Value
Common Stocks (continued)
South Africa — 0.4%
Anglo American PLC	263,200	$6,343,254
Investec PLC	451,400	831,051
		7,174,305
South Korea — 0.7%
Samsung Electronics Co. Ltd.	225,346	11,203,449
Spain — 1.6%
Banco Santander SA*	4,855,549	9,078,654
Enagas SA	104,600	2,408,972
Iberdrola SA	501,000	6,149,242
Mapfre SA	1,497,000	2,347,092
Repsol SA	580,400	3,887,671
Telefonica SA	728,500	2,501,789
		26,373,420
Sweden — 2.9%
Betsson AB*	232,400	1,787,795
Boliden AB	157,700	4,681,098
Hexagon AB (Class B Stock)*	76,065	5,737,233
Sandvik AB*	479,216	9,346,017
Securitas AB (Class B Stock)*	250,100	3,825,761
Skanska AB (Class B Stock)*	204,000	4,303,488
SKF AB (Class B Stock)	135,100	2,784,580
Swedish Orphan Biovitrum AB*	232,900	5,644,220
Volvo AB (Class B Stock)*	455,700	8,785,054
		46,895,246
Switzerland — 7.7%
ABB Ltd.	652,235	16,570,958
Adecco Group AG	58,400	3,072,946
Baloise Holding AG	17,600	2,587,181
Credit Suisse Group AG	580,000	5,809,176
dormakaba Holding AG*	5,500	2,977,254
Flughafen Zurich AG*	35,995	4,939,819
Helvetia Holding AG	43,100	3,666,047
Novartis AG	434,978	37,708,672
Roche Holding AG	68,500	23,464,348
Swiss Life Holding AG	19,100	7,227,946
UBS Group AG	666,000	7,424,395
Vontobel Holding AG	36,500	2,396,798
Zurich Insurance Group AG	18,600	6,474,827
		124,320,367
United Arab Emirates — 0.1%
Network International Holdings PLC, 144A*	289,971	1,025,486
United Kingdom — 12.2%
3i Group PLC	331,633	4,266,026
Ashtead Group PLC	54,100	1,945,836
Aviva PLC	733,900	2,699,981
Babcock International Group PLC	572,500	1,849,156
BAE Systems PLC	1,772,500	10,993,489
Barclays PLC*	1,773,000	2,234,984
Barratt Developments PLC	379,200	2,321,251
Bellway PLC	79,000	2,388,914
Berkeley Group Holdings PLC	48,400	2,635,375
British American Tobacco PLC	289,800	10,401,383

A3

AST INTERNATIONAL VALUE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
United Kingdom (cont’d.)
BT Group PLC	2,564,400	$3,250,398
CK Hutchison Holdings Ltd.	606,500	3,673,688
Compass Group PLC	487,181	7,322,484
Dialog Semiconductor PLC*	83,400	3,638,500
Dixons Carphone PLC	1,147,300	1,383,926
GlaxoSmithKline PLC	879,800	16,459,690
Go-Ahead Group PLC (The)	108,600	814,198
Imperial Brands PLC	254,100	4,483,351
Inchcape PLC*	296,900	1,685,779
Informa PLC*	1,251,039	6,052,852
International Consolidated Airlines Group SA(a)	565,500	688,864
J Sainsbury PLC	1,977,300	4,863,348
Kingfisher PLC	1,524,100	5,829,901
Legal & General Group PLC	1,100,000	2,657,774
Lloyds Banking Group PLC*	3,543,200	1,200,192
Marks & Spencer Group PLC	1,280,000	1,606,094
Marston’s PLC	565,400	321,788
Micro Focus International PLC*	388,900	1,231,353
Premier Foods PLC*(a)	200,276	239,742
Prudential PLC	652,339	9,338,505
Redrow PLC*	246,100	1,281,178
RELX PLC	782,550	17,407,198
Royal Mail PLC	314,600	967,388
RSA Insurance Group PLC*	984,815	5,749,010
Tate & Lyle PLC	624,800	5,361,527
Taylor Wimpey PLC	1,347,900	1,881,748
Tesco PLC	7,774,749	21,318,534
Unilever PLC	242,573	14,932,019
Vesuvius PLC*	385,700	1,966,322
Vistry Group PLC*	302,600	2,221,245
Wm Morrison Supermarkets PLC	1,990,529	4,360,019
		195,925,010
United States — 2.8%
Aon PLC (Class A Stock)	68,644	14,161,257
Ferguson PLC	102,320	10,311,689
Medtronic PLC	204,156	21,215,892
		45,688,838

Total Common Stocks (cost $1,607,298,393)		1,561,388,296
Preferred Stocks — 1.1%
Germany
Porsche Automobil Holding SE (PRFC)*	107,300	6,386,308
Volkswagen AG (PRFC)*	74,028	11,889,429

Total Preferred Stocks (cost $18,448,098)		18,275,737

	Units	Value
Warrants* — 0.0%
United States
Boart Longyear Ltd., expiring 09/13/24	11,105	$24
(cost $0)

Total Long-Term Investments (cost $1,625,746,491)		1,579,664,057

	Shares
Short-Term Investments — 1.9%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(w)	11,003,801	11,003,801
PGIM Institutional Money Market Fund (cost $19,103,182; includes $19,098,736 of cash collateral for securities on loan)(b)(w)	19,106,359	19,102,538

Total Short-Term Investments (cost $30,106,983)		30,106,339

TOTAL INVESTMENTS—100.0% (cost $1,655,853,474)		1,609,770,396

Other assets in excess of liabilities — 0.0%		464,239

Net Assets — 100.0%		$1,610,234,635

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ADR	American Depositary Receipt
CVA	Certificate Van Aandelen (Bearer)
PRFC	Preference Shares
REITs	Real Estate Investment Trust

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $18,662,199; cash collateral of $19,098,736 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as the manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A4